Other assets, income, expenses and non-controlling interest - Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest in Other Entities [Abstract]
Investment income	$ 1,490	$ 1,502
Income attributable to non-controlling interest	93	759
Total other income	$ 1,583	$ 2,261